Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2023
Entity Registrant Name	HireRight Holdings Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1092072
Entity Address, Address Line One	100 Centerview Drive, Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	(615)
Local Phone Number	320-9800
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Central Index Key	0001859285
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entity File Number	001-40982